GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 4,651,491		$ 5,796,531
Stockholders' deficiency	4,101,460	$ 6,876,767	5,295,875	$ 6,573,564	$ 5,388,058
Cash used in operating activities	$ 479,319	$ 418,653	$ 1,800,809	$ 1,254,712